Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit	$ 2,126	$ 61,753	$ 44,577
Impairment profit and reversals from impairment losses in accordance with IFRS 9	279,125	122,501	124,325
Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(119,875)	(7,830)	(205)
Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	159,250	114,671	124,120
Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit	(1,307)	66,987	44,577
Assets and Liabilities Classified as Held for Distribution To Owners
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit	3,433	(5,234)
Generation [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit	(1,307)	66,987	(10,242)
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(645)	4,998	992
Generation [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9		(536)	304
Generation [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(645)	4,462	1,296
Generation [Member] | Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit	(1,307)	66,987	(10,242)
Distribution [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit	3,433	(5,234)	54,819
Impairment profit and reversals from impairment losses in accordance with IFRS 9	279,234	116,704	122,977
Distribution [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(119,325)	(6,495)	(153)
Distribution [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	159,909	110,209	122,824
Distribution [Member] | Property, Plant and Equipment, Net [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit			54,819
Distribution [Member] | Assets and Liabilities Classified as Held for Distribution To Owners
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Total impairment (losses) reversals recognized in profit	3,433	(5,234)
Other [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	536	799	356
Other [Member] | Other assets [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(550)	$ (799)	$ (356)
Other [Member] | Trade Accounts Receivable And Other Accounts Receivable [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment profit and reversals from impairment losses in accordance with IFRS 9	$ (14)